UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file Number 811-5052
                                                     --------

                    The Value Line New York Tax Exempt Trust
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                    220 East 42nd Street, New York, NY 10017
                    ----------------------------------------

                               David T. Henigson
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500
                                                            ------------

                    Date of fiscal year end: January 31,2007
                                             ---------------

                    Date of reporting period: April 30,2006
                                              -------------

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 04/30/06 is included with this Form.

                                                                                                Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)                                                                                   April 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                                              Rating
    Amount                                                                                              (Unaudited)            Value
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES  (91.7%)
              NEW YORK CITY (4.5%)
$  1,000,000    General Obligations Unlimited, Ser. K., FSA Insured,  3.51%, 8/1/16                         Aaa    $      1,057,130
                                                                                                                   -----------------
              NEW YORK STATE (54.8%)
                Dormitory Authority, Revenue Bonds:
     970,000      Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18                          Aaa           1,012,088
     500,000      Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26                             Aaa             569,145
     500,000      Mental Health Services Facilities Improvement Revenue Bonds, Ser. B, AMBAC
                    Insured, 5.00%, 2/15/25                                                                 Aaa             518,330
   1,825,000      School District Building Finance, Ser. C, MBIA Insured, 5.00%, 4/1/26                     Aaa           1,895,482
   1,000,000      St. Johns University, Ser. A, MBIA Insured, 5.00%, 7/1/17                                 Aaa           1,047,410
     300,000      White Plains Hospital Medical Center, FHA Insured, 4.63%, 2/15/18                         AAA*            305,466
     300,000    Energy Research & Development Authority, Revenue Bonds, Pollution Control
                  Electric & Gas Co., Ser. D, MBIA Insured,  4.10%, 12/1/15                                 Aaa             295,083
     750,000    Environmental Facilities Corp., Personal Income Tax Revenue Bonds, Ser. A,
                  5.00%, 12/15/19                                                                           AAA*            786,780
                Long Island Power Authority, Electric Systems Revenue Bonds:
   1,000,000      Gen. Ser. A, 5.25%, 12/1/20                                                               Aaa           1,078,780
   1,000,000      Gen. Ser. B, 5.00%, 12/1/35                                                                A3           1,023,040
     100,000    Nassau County, General Improvement, Ser. C, FSA Insured,  5.13%, 1/1/14                     Aaa             105,968
     500,000    Nassau Health Care Corp., Revenue Bonds, Ser. B, FSA Insured,  5.00%, 8/1/13                Aaa             528,135
   1,000,000    Convention Center Development Corp. New York Revenue Bonds, Hotel Unit Fee
                  Secured, AMBAC Insured,  5.00%, 11/15/27                                                  Aaa           1,036,860
     500,000    Thruway Authority, Personal Income Tax Revenue Bonds, Ser. A,  5.50%, 3/15/20               Aa3             544,780
     500,000    Triborough Bridge And Tunnel Authority, Revenue Bonds,  5.25%, 1/1/28                       Aa2             553,730
   1,000,000    Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B,
                  5.00%, 1/1/20                                                                             AA-*          1,043,600
     200,000    Voorheesville, Central School District, General Obligations Unlimited, FSA
                  Insured,  5.00%, 6/15/17                                                                  Aaa             209,944
     300,000    Westchester Tobacco Asset Securitization Corp., Revenue Refunding,  5.13%, 6/1/38           BBB*            292,833
                                                                                                                   -----------------
                                                                                                                         12,847,454
                                                                                                                   -----------------
              PUERTO RICO (27.8%)
   1,500,000    Commonwealth Infrastructure Financing Authority, Special Tax Revenue, Ref. Ser.
                  C, AMBAC Insured, 5.50%, 7/1/28                                                           Aaa           1,708,980
   3,000,000    Commonwealth Infrastructure Financing Authority, Water & Sewer Revenue Bonds,
                  Ser. A, FGIC Insured, 0.00%, 7/1/32                                                       Aaa             819,630
   2,290,000    Electric Power Authority, Power Revenue Bonds, Ser. LL, MBIA Insured,  5.50%,
                  7/1/19                                                                                    Aaa           2,556,716
     350,000    Public Buildings Authority, Government Facilities Revenue Bonds, Ser. J, AMBAC
                  Insured,  5.00%, 7/1/36                                                                   Aaa             367,402
   1,000,000    Public Finance Corp., Ser. A, FGIC Insured,  5.25%, 8/1/31                                  Aaa           1,063,820
                                                                                                                   -----------------
                                                                                                                          6,516,548
                                                                                                                   -----------------
              VIRGIN ISLANDS (4.6%)
   1,000,000    Public Finance Authority, Revenue, Gross Receipts Taxes, Ser. A,  6.38%, 10/1/19            BBB*          1,094,640
                                                                                                                   -----------------
                TOTAL LONG-TERM MUNICIPAL SECURITIES
                  (Cost $21,865,067 )                                                                                    21,515,772
                                                                                                                   -----------------
SHORT-TERM MUNICIPAL SECURITIES  (7.3%)
              NEW YORK (7.3%)
     600,000    Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds,  3.71%, 7/1/19           P-1(1)          600,000

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                                                                               1

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)                                                                                   April 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                                              Rating
    Amount                                                                                              (Unaudited)            Value
------------------------------------------------------------------------------------------------------------------------------------
$  1,100,000    Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Ser.           VMIG1(1)
                  2, SPA Morgan Guaranty Trust,  3.71%, 5/1/19                                                     $      1,100,000
                                                                                                                   -----------------
                                                                                                                          1,700,000
                                                                                                                   -----------------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES
                  (Cost $1,700,000)                                                                                       1,700,000
                                                                                                                   -----------------
                TOTAL MUNICIPAL SECURITIES (99.0%)
                  (Cost $23,565,067)                                                                                     23,215,772
                                                                                                                   -----------------
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                                                         239,544
                                                                                                                   -----------------
              NET ASSETS (100.0%)                                                                                  $     23,455,316
                                                                                                                   -----------------
              NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
                SHARE  ($23,455,316 / 2,459,906 shares outstanding)                                                $           9.54
                                                                                                                   -----------------


Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's

(1) Variable rate demand notes are considered short-term obligations. Interest rates change every day. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of April 30, 2006.

The Fund's unrealized appreciation/(depreciation) as of April 30, 2006 was as follows:

                                                     Total Net
                                                     Unrealized
Total Cost      Appreciation      Depreciation      Depreciation
----------------------------------------------------------------
$23,565,067       $142,453         $(491,748)        $(349,295)


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2

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR
      270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By         /s/ Jean B. Buttner
           --------------------------
           Jean B. Buttner, President

Date:      06/29/2006
           --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Jean B. Buttner
           -------------------------------------------------------
           Jean B. Buttner, President, Principal Executive Officer

By:        /s/ Stephen R. Anastasio
           -------------------------------------------------------
           Stephen R. Anastasio, Treasurer

Date:      06/29/2006
           --------------------------